Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets
Accruals	$ 3,234	$ 328
Deferred Rent	37	118
Allowances and reserves	637	41
Intercompany payable	826	658
Foreign Tax Credit	239	338
State taxes	947	1,018
Deferred Revenue		482
Other	431
Total Deferred Tax Assets	6,351	2,983
Deferred Tax Liabilities
Intangibles	(54,907)	(59,310)
Fixed Assets	(1,519)	(663)
Unrealized foreign exchange gain	(276)	(382)
Total Deferred Tax Liabilities	(56,702)	(60,355)
Net Deferred Tax Liabilities	$ 50,351	$ 57,372